Goodwill and Intangible Assets (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Indefinite-Lived Intangible Assets
The following table summarizes intangible assets, net:

		December 31, 2024 (Successor)
Intangible Asset	Weighted-Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	16.0	17,800	(277)	17,523
Customer relationships	3.0	4,600	(382)	4,218
Developed technology	9.1	165,100	(4,718)	160,382
Other finite-lived intangible assets	3.0	30	—	30
Total intangible assets		$187,530	$(5,377)	$182,153

Schedule of Definite-Lived Intangible Assets
Other intangible assets, net

	June 30, 2025				December 31, 2024
Intangible Asset	Weighted-Average Amortization Period Remaining (Years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	15.3	17,800	(833)	16,967	17,800	$(277)	$17,523
Customer relationships	2.3	4,600	(1,149)	3,451	4,600	$(382)	$4,218
Developed technology	8.5	165,100	(14,198)	150,902	165,100	$(4,718)	$160,382
Other finite-lived intangible assets	2.4	30	(5)	25	30	—	$30
Total intangible assets		$187,530	$(16,185)	$171,345	$187,530	$(5,377)	$182,153

The following table summarizes intangible assets, net:

		December 31, 2024 (Successor)
Intangible Asset	Weighted-Average Amortization Period (years)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trade names	16.0	17,800	(277)	17,523
Customer relationships	3.0	4,600	(382)	4,218
Developed technology	9.1	165,100	(4,718)	160,382
Other finite-lived intangible assets	3.0	30	—	30
Total intangible assets		$187,530	$(5,377)	$182,153

Schedule of Estimated Future Amortization Expense
Estimated future amortization expense is as follows:

Amortization Expense
2025 (excluding the first six months of fiscal year 2025)	$10,808
2026	21,616
2027	21,234
2028	20,073
2029	18,853
2030 and thereafter	78,761
Total	$171,345

Estimated future amortization expense is as follows:

Amortization Expense
2025	$21,616
2026	21,616
2027	21,234
2028	20,073
2029	18,853
Thereafter	78,761
Total	$182,153